9. Business Acquisitions (Details - Pro Forma) - USD ($)	3 Months Ended			9 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2014	Jun. 30, 2017	Jun. 30, 2016	Aug. 11, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenues	$ 819,419	$ 695,024		$ 2,560,113	$ 1,935,511		$ 2,756,999	$ 1,309,801
Net income (loss)	$ (375,291)	$ (342,184)		$ (720,502)	$ (1,156,040)		$ (2,135,139)	(943,884)
Scenario, Previously Reported [Member]
Revenues								1,309,801
Net income (loss)								(943,884)
Pro Forma [Member]
Revenues								2,898,284
Net income (loss)								(535,331)
Pro Forma [Member] | Cloud9 [Member]
Revenues			$ 61,800
Net income (loss)			(9,024)
Pro Forma [Member] | Business Legacy, Inc. [Member]
Revenues			340,403
Net income (loss)			(52,446)
Pro Forma [Member] | Pollock Advisory Group [Member]
Revenues			222,925
Net income (loss)			$ 62,548
Pro Forma [Member] | Metro Data Processing [Member]
Revenues						$ 102,550
Net income (loss)						$ 12,468
Pro Forma [Member] | Tax Coach Software [Member]
Revenues								860,805
Net income (loss)								$ 395,007